Note 4 - Inventories 1	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventory, net of write-downs, as of March 31, 2024 and December 31, 2023 were as follows (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)
Raw materials	$388	$405
Work in-process	153	159
Finished goods	16	19
Total inventory, net	$557	$583

The Company also had $197 and $208 of non-current inventory (raw materials), net of write-downs, classified within other noncurrent assets on the condensed consolidated balance sheet as of March 31, 2024 and December 31, 2023, respectively.

The Company's current and non-current inventory as of March 31, 2024 and December 31, 2023 was written down by $5,025 and $5,062, respectively, in order to reduce inventory to the lower of cost or net realizable value.

4.	INVENTORIES

Inventory, net of write-downs, as of December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Raw materials	$405	$2,022
Work in-process	159	2,484
Finished goods	19	47
Total inventory, net	$583	$4,553

The Company also had $208 and $1,491 of non-current inventory (raw materials), net of write-downs, classified within Other noncurrent assets on the consolidated balance sheet as of December 31, 2023 and December 31, 2022, respectively.